Share capital warrants and subscription receipts - Summary of measurement of fair value of warrant liabilities (Detail) - Financial liabilities at fair value through profit or loss, category [member] - Marathon Warrants [member]
	Nov. 30, 2023 yr	Feb. 27, 2023 yr
Risk-free interest rate [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Fair Value Of Warrant Liabilities [Line Items]
Measurement date	0.04326	0.0392
Expected volatility [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Fair Value Of Warrant Liabilities [Line Items]
Measurement date	0.88568	0.61985
Average option life in years [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Fair Value Of Warrant Liabilities [Line Items]
Measurement date	6.25	7
Share price [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Fair Value Of Warrant Liabilities [Line Items]
Measurement date	1.63	3.8
Exercise price to acquire one common share with four Marathon Warrants [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Fair Value Of Warrant Liabilities [Line Items]
Measurement date	2.3	5.8